Additional Financial Information - Components of Other Current Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Royalties and commissions payable	$ 215	$ 206
Current operating lease liabilities	89	81
Allowance for sales returns	141	154
Other	327	363
Total Other current liabilities	$ 772	$ 804
Operating lease, liability, current, statement of financial position [extensible enumeration]	Total Other current liabilities	Total Other current liabilities